Schedule of share capital (Details) - USD ($)	Sep. 30, 2024	Feb. 01, 2024	Sep. 30, 2023
Share Capital
Balance, shares		10,000	10,000
Balance, shares
Issued ordinary shares, value		$ 10,000	$ 10,000
Issued ordinary shares, value	$ 10,000